EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Earnings and Weighted Average Number of Shares Used in the Calculation of Basic and Diluted Earnings per Share
The earnings and weighted average number of shares used in the calculation of basic and diluted earnings per share are as follows:

	For the year ended December 31,
	2024	2023	2022
Net income for the year attributable to owners of the Company	165,732	158,538	148,891
Weighted average number of shares (in thousands) for the purpose of basic earnings per share	43,402	42,601	41,929
Weighted average number of shares (in thousands) for the purpose of diluted earnings per share	44,589	43,594	42,855
BASIC EARNINGS PER SHARE	$3.82	$3.72	$3.55
DILUTED EARNINGS PER SHARE	$3.72	$3.64	$3.47

Schedule of Potentially Anti-dilutive Ordinary Shares Excluded from the Weight Average Number of Ordinary Shares for Diluted Earnings per Share
The following potential ordinary shares are anti-dilutive and are therefore excluded from the weight average number of ordinary shares for the purpose of diluted earnings per share:

	For the year ended December 31,
	2024	2023	2022
Shares not-deemed to be issued in respect of employee options	43	67	25